ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Share capital CNY (¥)	Capital reserves CNY (¥)	PRC statutory reserves CNY (¥)	Retained earnings CNY (¥)	Non controlling interest CNY (¥)
Beginning Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2014		¥ 85,393	¥ 11,250	¥ 8,542	¥ 20,931	¥ 44,387	¥ 283
Net income | ZHEJIANG JIAHUAN		4,936				4,936
Net income | $	$ (593)
Disposal of Non-controlling interest | ZHEJIANG JIAHUAN		(283)					(283)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2015		90,046	11,250	8,542	20,931	49,323	0
Capitalization of reserves | ZHEJIANG JIAHUAN		0	27,777	(9,941)	(17,836)
Net income | ZHEJIANG JIAHUAN		10,462				10,462
Net income | $	289
Dividend paid | ZHEJIANG JIAHUAN		0	40,973			(40,973)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2016		100,508	80,000	(1,399)	3,095	18,812	0
Net income | ZHEJIANG JIAHUAN		4,051				4,051
Net income | $	$ 534
Dividend paid | ZHEJIANG JIAHUAN		(2,000)				(2,000)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2017		¥ 102,559	¥ 80,000	¥ (1,399)	¥ 3,095	¥ 20,863	¥ 0